Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Schedule of movement in carrying amount of goodwill

RMB
Balance as of January 1, 2015	—
Addition for acquisitions	244,664,213
Foreign currency translation adjustments	15,050,293

Balance as of January 1, 2016	259,714,506
Addition for acquisitions	304,273
Foreign currency translation adjustments	17,733,986

Balance as of December 31, 2016	277,752,765